NEWBUILDINGS (Details) $ in Thousands	3 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2021 USD ($) vessel	Jun. 30, 2022 USD ($) vessel	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) vessel	Oct. 31, 2021 vessel
Property, Plant and Equipment [Line Items]
Payments to acquire newbuildings		$ 13,727	$ 116,445
Newbuildings	$ 35,678	49,830		$ 35,678
Kamsarmax
Property, Plant and Equipment [Line Items]
Payments to acquire newbuildings		$ 13,700
Number of newbuildings under construction | vessel		3			4
Number of newbuildings acquired | vessel	7			7